Shareholders' Equity - Ordinary Shares, Ordinary Shares B, Cumulative Preference Shares, and Dividend Policy (Details)	12 Months Ended
	Dec. 31, 2015 € / shares shares	Dec. 31, 2016 € / shares shares	Apr. 23, 2014
Class of Stock [Line Items]
Period In Which Company To Repurchase Or Cancel Cumulative Preference Shares	20 months
Number Of fractional shares | shares	900	900
Ordinary share holders dividend entitled description	0.1111111111
Cumulative Preference Shares; authorized (number of shares) | shares	700,000,000	700,000,000
Cumulative Preference Shares; nominal value (in EUR)	€ 0.09	€ 0.09
Maximum shares authorized for issuance as percentage of issued share capital		5.00%	5.00%
Additional maximum shares authorized for issuance on business acquisitions and mergers percentage of issued share capital		5.00%	5.00%
Percentage of issued share capital right to restrict or exclude preemptive rights by board of management		10.00%
Proposed dividend per share		€ 1.20
Ordinary Share Holders Voting Description	Each ordinary share B entitles the holder thereof to cast one vote at the General Meeting of Shareholders.
Cumulative Share Holders Voting Description	A cumulative preference share entitles the holder thereof to cast nine votes in the General Meeting of Shareholders.
Common Class B [Member]
Class of Stock [Line Items]
Ordinary Shares, nominal value (in EUR)	€ 0.01	€ 0.01
Ordinary Shares, authorized (number of shares) | shares	9,000	9,000
Ordinary Stock [Member]
Class of Stock [Line Items]
Ordinary Shares, nominal value (in EUR)	€ 0.09	€ 0.09
Maximum [Member]
Class of Stock [Line Items]
Percentage of issued share capital right to restrict or exclude preemptive rights by board of management		10.00%